Shareholder Report, Average Annual Return (Details) 191639_DoubleLine Emerging Markets Local Currency Bond Fund_Class I2_TSR Annual {Class I2}	5 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I2 (without sales charge)
Average Annual Return, Percent	0.50%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	(0.58%)
J.P. Morgan GBI-EM Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan GBI-EM Global Diversified Index
Average Annual Return, Percent	0.55%